Other Long-term Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Amount in escrow account	$ 8.2	$ 7.5
Provision For Adjustment	7.3
Provision for maintenance	9.2	$ 14.9
Trust fund	$ 3.0